Fair Value Measurements And Derivative Instruments (Schedule Of Fair Value Of Derivatives Designated As Cash Flow Hedges) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivatives designated as cash flow hedges, Asset Derivatives, Fair Value	$ 3,144	$ 0	$ 0
Derivatives designated as cash flow hedges, Liability Derivatives, Fair Value	901	0	195
Derivatives Designated As Cash Flow Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as cash flow hedges, Asset Derivatives, Fair Value		1,062	5,516
Derivatives designated as cash flow hedges, Liability Derivatives, Fair Value		2,405	3,391
Derivatives Designated As Cash Flow Hedges [Member] | Foreign Currency Derivatives [Member] | Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as cash flow hedges, Asset Derivatives, Fair Value	2,886	1,062	4,412
Derivatives Designated As Cash Flow Hedges [Member] | Foreign Currency Derivatives [Member] | Other Payables [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as cash flow hedges, Liability Derivatives, Fair Value	886	2,374	1,834
Derivatives Designated As Cash Flow Hedges [Member] | Commodity Derivative Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as cash flow hedges, Asset Derivatives, Fair Value	258	0	1,104
Derivatives Designated As Cash Flow Hedges [Member] | Commodity Derivative Contracts [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as cash flow hedges, Liability Derivatives, Fair Value	$ 15	$ 31	$ 1,557